Collaborations	12 Months Ended
Dec. 31, 2012
Collaborations [Text Block]

16. Collaborations

(a) AMAG Pharmaceuticals, Inc. (“AMAG”)

During the year ended December 31, 2008, the Company entered into a development and commercialization agreement with AMAG for ferumoxytol, an intravenous iron replacement therapeutic agent being developed to treat iron deficiency anemia in chronic kidney disease (“CKD”) patients.

Under the terms of the agreement, AMAG grants the Company exclusive rights to develop and commercialize ferumoxytol in the PRC, initially for CKD, and with an option to explore into further co-development indications. The Company is responsible for the clinical development, registration, and commercialization of ferumoxytol in the PRC. The agreement has an initial duration of thirteen years and will be automatically renewed for a set term if minimum sales thresholds are achieved. AMAG will retain all manufacturing rights for ferumoxytol and will provide, under a separate agreement, commercial supply to the Company at a predetermined supply price.

In 2008, the Company paid a non-refundable payment of US$1,000,000 to AMAG for the licensing right to commercialize and market ferumoxytolin the PRC which was immediately expensed as it had no other alternative use.The Company is required to make milestone payments of US$1,500,000 upon obtaining the regulatory approval from the China State Food and Drug Administration (“SFDA”) for the commercialization and marketing of ferumoxytol within the PRC and upon any other co-developed indications being approved by the SFDA for their commercialization and marketing within the PRC. The Company is also required to pay a royalty fee based on the future sales of ferumoxytol.

As of January 2010, the Company submitted an application for a registration clinical trial to SFDA in the PRC for ferumoxytol.

(b) APGC

In March 2010, the Group entered into a strategic alliance with APGC, a Hong Kong based therapeutic research company, to research, develop and commercialize best-in-class targeted cancer therapeutics focusing on programmed cell death, or apoptosis. Apoptosis targeted small molecules have the potential to play a key role in the next generation of highly effective targeted cancer drugs. The arrangement also involves Ascentage SH, a PRC domestic company under common control with APGC (Note 7).

Under the terms of the agreements between the Group and APGC, and the Group and Ascentage SH, the Group paid consideration of RMB17,000,000 in funding APGC apoptosis related R&D programs (“APGC R&D programs”). A joint steering committee with members from the Group and APGC is responsible for monitoring the progress of the APGC R&D programs. In return, the Group has been granted the exclusive right in mainland China to develop and commercialize the cancer therapeutics that are developed through APGC R&D programs, while APGC will retain the rights in Hong Kong, Taiwan and Macau. RMB5,000,000, RMB6,000,000 and RMB6,000,000 (US$963,000) of the RMB17,000,000 prepayment has been utilized and expensed as R&D costs in the years ended December 31, 2010, 2011 and 2012, respectively. The Group may be required to pay future milestone payments and royalty payments to APGC after the commercialization of apoptosis. Such terms are still under negotiation.

As of December 31, 2012, the Group has determined that APGC and Ascentage SH are VIEs but the Group is not the primary beneficiary as the Group does not have the power to direct or control the operational activities that most significantly impact the economic performance of these VIEs. As such, the Group accounts for their investment in APGC and Ascentage SH as equity method investments. As required by ASC 810-10, the Group continually assesses whether it is the primary beneficiary of APGC and Ascentage SH.

A tabular comparison of the carrying amount of the Group’s investment in both APGC and Ascentage SH, by category, as at December 31, 2012 and the maximum exposure to loss, is presented below:

	Carrying value of investment in VIE			Maximum
	Equity	R&D		exposure
	investment	prepayment	Total	to loss
	RMB ’000	RMB ’000	RMB ’000	RMB ’000
APGC	-	-	-	-
Ascentage SH	3,159	-	3,159	3,159

As APGC and Ascentage SH are both incorporated as limited liability companies, the Group’s maximum loss is limited to its investment cost as the Group is not obligated to fund losses of APGC and Ascentage SH.

(c) Isotechnika

In August 2010, the Group entered into a licensing, development and commercialization agreement with Isotechnika, a Canada-based company focused on the discovery and development of immune modulating therapeutics, for voclosporin, a next generation calcineurin inhibitor being developed for use in the prevention of organ rejection following transplantation and the treatment of autoimmune diseases.

Under the terms of the agreement, the Group obtained exclusive rights to all transplant and autoimmune indications of voclosporin, exclusive of ophthalmic indications and medical devices which were previously licensed to others, in the greater PRC, including Hong Kong and Taiwan. Under a separate commercial supply agreement, Isotechnika will provide supply to the Group on a cost-plus basis.

The Group made an upfront non-refundable licensing payment of US$1,500,000 in December 2010 and may be required to pay milestone payments when certain criteria are met, as well as ongoing royalties based on sales of voclosporin. The upfront licensing payment was expensed as R&D costs in the year ended December 31, 2010 as it was determined that it had no alternative use.

(d) DaVita

In February 2012, the Group entered into a collaboration agreement with DaVita, a leading provider of kidney care services for those diagnosed with chronic kidney disease, to provide kidney care services in Jilin and Liaoning, two provinces in northeastern China. A total investment of US$20,000,000 is expected to be made with DaVita and the Group contributing 70% and 30%, respectively. Pursuant to the collaboration agreement, the Group is to transfer the control of the Clinical Centers owned by Sunshine Tech to JV ManageCo, a newly formed joint venture established in June 2012 for the purpose of providing dialysis services in Jilin and Liaoning province. Davita China and the Group hold 70% and 30% of equity interest in JV ManageCo, respectively. In addition, the Group and DaVita have agreed to enter into a supply agreement for the Group to provide DaVita with anemia management drugs in China. On July 18, 2012, DaVita China and Shenyang Sunshine entered into a Consulting Service Agreement (“CSA”) whereby DaVita China engaged Shenyang Sunshine to provide consulting services. Total consideration of USD760,000 was prepaid by DaVita China for a service term of three years. Service income of RMB938,000 (US$151,000) has been recorded in other income/(loss). Refer to Note 20 for details.

On August 1, 2012, JV ManageCo entered into Management Service Agreements (the “MSAs”) with each of the Clinical Centers. Pursuant to the MSAs, the Clinical Centers engage and appoint JV ManageCo to be the exclusive provider of the services as defined in the MSAs. Without the prior consent of JV ManageCo, Sunshine Tech cannot transfer its equity interest or assets in the Clinical Centers to any third party. Sunshine Tech has the right to appoint two members to the six-member Board of Directors while DaVita China appoints the majority of the members such that DaVita China can unilaterally make all decisions related to the operations of the Clinical Centers and JV ManageCo. The services fees payable under the MSAs are based on certain percentage of net revenue derived by the Clinical Centers. In addition, DaVita China and Sunshine Tech commits to fund any losses incurred by the Clinical Centers in proportion to their equity interest in JV ManageCo.

As a result, the power to direct the activities that most significantly impact the economic performance of the Clinical Centers and the obligation to absorb substantially all of the expected losses and receive substantially all of the economic benefits of the Clinical Centers was transferred from Sunshine Tech to JV ManageCo and the Group deconsolidated the assets and liabilities of the Clinical Centers and recognized a loss on deconsolidation of the Clinical Centers of RMB7,645,000 (US$1,228,000) in other income/(loss) as Sunshine Tech only retained a 30% equity interest in the Clinical Centers through their investment in JV ManageCo. Refer to Notes 7 and 20 for details.

In October 2012, DaVita China agreed to reimburse Sunshine Tech for certain expenses related to the development and operation of the Clinical Centers from January 1, 2012 until the establishment of JV ManageCo. As a result, the Company recognized a receivable from DaVita China and other income of US$910,000 (RMB5,692,000) for the year ended December 31, 2012. Refer to Note 20 for details.